Other Income and Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2016
Other Income and Operating Expenses
Schedule of other income and operating expenses

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Other income
Origination income	1,601	620	3,139	2,251
(Increase)/Release of repair and denial reserve	(343)	2,229	1,222	5,227
Other	471	1,150	974	2,507
Total other income	$1,729	$3,999	$5,335	$9,985
Operating expenses
Acquisition costs	71	81	500	283
Technology expense	732	606	2,096	1,709
Rent expense	317	282	931	714
Origination costs	916	866	2,804	2,054
Recruiting, training and travel expenses	273	317	954	985
Marketing expense	49	65	278	192
Insurance expense	109	111	367	302
Charge off of real estate acquired in settlement of loans	278	455	912	680
Other	628	665	2,343	1,430
Total operating expenses	$3,373	$3,448	$11,185	$8,349